Financial Instruments And Risks - Summary of Impact To Profit Before Tax On The Structure of Interest-Bearing Assets And Liabilities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments And Risks [Abstract]
-100 basis points	¥ (497,888)	¥ (648,804)
+100 basis points	¥ 497,888	¥ 648,804